Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 0	$ 0
Common share equivalents [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,995,721	2,814,200
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%	44.00%
Total provision for decommissioning, restoration and rehabilitation costs	$ 393	$ 313
Computer equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Field equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Juanicipio Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%